UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4707

Fidelity Advisor Series II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Strategic Income Fund

March 31, 2017

SI-QTLY-0517
1.799881.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 40.8%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$970	$456
Nonconvertible Bonds - 40.8%
CONSUMER DISCRETIONARY - 6.3%
Auto Components - 0.4%
Allison Transmission, Inc. 5% 10/1/24 (b)		4,205	4,247
Exide Technologies 11% 4/30/20 pay-in-kind		932	717
International Automotive Components Group SA 9.125% 6/1/18 (b)		3,685	3,657
Lear Corp. 4.75% 1/15/23		6,305	6,531
Metalsa SA de CV 4.9% 4/24/23 (b)		10,219	9,925
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		7,794	8,096
Tenneco, Inc. 5% 7/15/26		3,090	3,026
Tupy Overseas SA 6.625% 7/17/24 (b)		1,625	1,617
			37,816
Distributors - 0.1%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)		1,500	1,538
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		1,740	1,770
LKQ Corp. 4.75% 5/15/23		1,090	1,085
			4,393
Diversified Consumer Services - 0.3%
Laureate Education, Inc. 10% 9/1/19 (b)(c)		23,025	23,946
Hotels, Restaurants & Leisure - 1.3%
24 Hour Holdings III LLC 8% 6/1/22 (b)		1,760	1,465
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		13,525	14,539
Carlson Travel, Inc. 6.75% 12/15/23 (b)		1,505	1,565
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,571
Eagle II Acquisition Co. LLC 6% 4/1/25 (b)		980	1,009
FelCor Lodging LP:
5.625% 3/1/23		4,185	4,342
6% 6/1/25		8,495	8,877
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25 (b)		5,815	5,886
4.875% 4/1/27 (b)		2,730	2,757
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)		955	982
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		3,275	3,345
5.25% 6/1/26 (b)		3,275	3,332
Landry's Acquisition Co. 6.75% 10/15/24 (b)		3,370	3,496
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		2,780	2,947
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		2,530	2,669
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (c)		18,472	20,111
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		775	769
Playa Resorts Holding BV 8% 8/15/20 (b)		4,750	4,993
Scientific Games Corp. 10% 12/1/22		8,300	8,850
Silversea Cruises 7.25% 2/1/25 (b)		1,625	1,706
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		2,700	2,808
7.25% 11/30/21 (b)		7,025	7,490
			105,509
Household Durables - 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		3,165	3,260
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		2,595	2,683
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)		8,500	8,734
7% 7/15/24 (b)		2,460	2,634
Springs Industries, Inc. 6.25% 6/1/21		1,475	1,516
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		3,265	3,428
Toll Brothers Finance Corp.:
4.375% 4/15/23		10,429	10,553
5.625% 1/15/24		1,240	1,308
TRI Pointe Homes, Inc. 5.875% 6/15/24		6,140	6,324
William Lyon Homes, Inc. 5.875% 1/31/25 (b)		2,430	2,448
			42,888
Internet & Direct Marketing Retail - 0.4%
Netflix, Inc.:
4.375% 11/15/26 (b)		4,130	4,058
5.375% 2/1/21 (b)		4,010	4,286
5.75% 3/1/24		4,405	4,708
5.875% 2/15/25		10,170	10,933
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		2,590	2,732
6% 4/1/23		4,435	4,684
			31,401
Media - 3.2%
Altice SA:
7.625% 2/15/25 (b)		11,379	12,026
7.75% 5/15/22 (b)		26,350	27,964
Altice U.S. Finance SA 5.5% 5/15/26 (b)		4,270	4,387
AMC Entertainment Holdings, Inc.:
5.875% 11/15/26 (b)		3,440	3,479
6.125% 5/15/27 (b)		2,680	2,703
AMC Entertainment, Inc. 5.75% 6/15/25		1,220	1,251
AMC Networks, Inc. 4.75% 12/15/22		3,080	3,095
Block Communications, Inc. 6.875% 2/15/25 (b)		3,010	3,191
British Sky Broadcasting Group PLC 1.875% 11/24/23 (Reg. S)	EUR	4,300	4,806
Cablevision SA 6.5% 6/15/21 (b)		2,950	3,108
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		980	1,014
5.625% 2/15/24		1,060	1,108
CBS Radio, Inc. 7.25% 11/1/24 (b)		2,715	2,851
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		6,770	6,956
5.125% 5/1/23 (b)		5,425	5,588
5.125% 5/1/27 (b)(d)		16,095	16,175
5.375% 5/1/25 (b)		5,425	5,567
5.5% 5/1/26 (b)		6,585	6,815
5.75% 9/1/23		670	697
5.75% 1/15/24		4,245	4,415
5.75% 2/15/26 (b)		7,390	7,760
Cengage Learning, Inc. 9.5% 6/15/24 (b)		7,455	6,672
Clear Channel Communications, Inc.:
9% 3/1/21		1,555	1,182
10% 1/15/18		4,050	3,362
11.25% 3/1/21		12,070	9,475
14% 2/1/21 pay-in-kind (c)		5,098	1,708
Columbus International, Inc. 7.375% 3/30/21 (b)		1,680	1,793
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		4,055	4,124
4.875% 4/11/22 (b)		1,875	1,934
5.307% 5/11/22 (Reg. S) (e)		1,045	1,046
Grupo Televisa SA de CV 6.625% 3/18/25		1,140	1,324
iHeartCommunications, Inc. 10.625% 3/15/23		10,220	7,921
Liberty Media Corp.:
8.25% 2/1/30		3,960	4,257
8.5% 7/15/29		8,440	9,368
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)		1,390	1,442
Livent, Inc. yankee 9.375% 10/15/04 (f)		300	0
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		8,960	8,960
Myriad International Holding BV 5.5% 7/21/25 (b)		4,085	4,236
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		7,725	6,412
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		2,335	2,388
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,986
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		2,450	2,505
5.375% 4/15/25 (b)		4,685	4,795
5.375% 7/15/26 (b)		4,230	4,325
Tegna, Inc. 5.5% 9/15/24 (b)		3,210	3,286
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		7,915	7,875
7.625% 9/18/20 (Reg S.)		2,035	1,994
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		5,540	5,761
Videotron Ltd. 5.125% 4/15/27 (b)(d)		3,830	3,830
VTR Finance BV 6.875% 1/15/24 (b)		6,425	6,682
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(c)		1,043	1,047
WMG Acquisition Corp. 5.625% 4/15/22 (b)		859	887
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		435	438
6% 1/15/27 (b)		4,190	4,169
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		8,375	8,374
			266,514
Specialty Retail - 0.1%
CST Brands, Inc. 5% 5/1/23		1,320	1,363
L Brands, Inc. 6.875% 11/1/35		4,825	4,656
Penske Automotive Group, Inc. 5.5% 5/15/26		3,185	3,121
Sonic Automotive, Inc.:
5% 5/15/23		800	778
6.125% 3/15/27 (b)		1,940	1,942
			11,860
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.:
4.625% 5/15/24 (b)		2,120	2,091
4.875% 5/15/26 (b)		2,120	2,083
			4,174
TOTAL CONSUMER DISCRETIONARY			528,501
CONSUMER STAPLES - 2.2%
Beverages - 0.1%
Central American Bottling Corp. 5.75% 1/31/27 (b)		1,030	1,068
Molson Coors Brewing Co. 1.25% 7/15/24	EUR	3,200	3,411
			4,479
Food & Staples Retailing - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		7,870	7,634
6.625% 6/15/24 (b)		5,475	5,598
Albertsons, Inc.:
7.45% 8/1/29		4,935	4,676
8% 5/1/31		4,590	4,429
8.7% 5/1/30		635	629
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (b)		9,545	8,244
9.375% 9/15/18 pay-in-kind (b)(c)		5,950	2,975
ESAL GmbH 6.25% 2/5/23 (b)		13,590	13,590
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		6,115	6,130
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)		1,265	1,267
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		3,910	4,071
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		4,305	3,530
			62,773
Food Products - 1.1%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,259
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		1,750	1,859
H.J. Heinz Co. 2.25% 5/25/28 (Reg. S)	EUR	8,328	8,907
JBS Investments GmbH 7.25% 4/3/24 (b)		14,755	15,271
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		7,650	7,727
5.875% 7/15/24 (b)		2,350	2,421
7.25% 6/1/21 (b)		2,960	3,041
8.25% 2/1/20 (b)		3,315	3,398
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (b)		3,420	3,523
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		2,755	2,810
4.875% 11/1/26 (b)		2,785	2,841
MHP SA 8.25% 4/2/20 (b)		3,730	3,755
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		5,450	5,491
Post Holdings, Inc.:
5% 8/15/26 (b)		6,385	6,114
5.5% 3/1/25 (b)		3,345	3,362
5.75% 3/1/27 (b)		2,560	2,554
6% 12/15/22 (b)		2,340	2,463
7.75% 3/15/24 (b)		3,430	3,782
8% 7/15/25 (b)		1,715	1,925
TreeHouse Foods, Inc. 4.875% 3/15/22		1,660	1,697
			88,200
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		2,800	2,856
Spectrum Brands Holdings, Inc. 5.75% 7/15/25		4,470	4,727
			7,583
Personal Products - 0.2%
Revlon Consumer Products Corp. 5.75% 2/15/21 (c)		18,693	18,670
TOTAL CONSUMER STAPLES			181,705
ENERGY - 7.0%
Energy Equipment & Services - 0.5%
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		3,100	2,945
Ensco PLC:
4.5% 10/1/24		4,570	3,850
5.2% 3/15/25		2,830	2,455
5.75% 10/1/44		4,085	3,084
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		3,200	3,152
Forbes Energy Services Ltd. 9% 6/15/19 (f)		3,755	2,478
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,850	5,762
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		3,120	1,997
Noble Holding International Ltd.:
4.625% 3/1/21		420	386
6.2% 8/1/40		1,600	1,152
7.2% 4/1/25 (c)		3,580	3,374
8.2% 4/1/45 (c)		795	731
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		5,560	6,097
Summit Midstream Holdings LLC 5.75% 4/15/25		2,770	2,756
Trinidad Drilling Ltd. 6.625% 2/15/25 (b)		1,600	1,598
Unit Corp. 6.625% 5/15/21		875	862
			42,679
Oil, Gas & Consumable Fuels - 6.5%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		7,005	7,233
4.875% 3/15/24		2,630	2,705
Afren PLC:
6.625% 12/9/20 (b)(f)		2,932	1
10.25% 4/8/19 (Reg. S) (f)		6,109	1
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		6,670	7,821
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (b)		1,635	1,660
Antero Resources Corp.:
5.125% 12/1/22		305	309
5.625% 6/1/23 (Reg. S)		4,216	4,311
Antero Resources Finance Corp. 5.375% 11/1/21		2,120	2,177
Callon Petroleum Co. 6.125% 10/1/24 (b)		1,510	1,570
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		2,860	2,867
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (b)		4,875	5,369
Chesapeake Energy Corp. 8% 12/15/22 (b)		15,820	16,571
Citgo Holding, Inc. 10.75% 2/15/20 (b)		17,442	18,750
Concho Resources, Inc. 4.375% 1/15/25		4,050	4,075
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25 (b)		2,910	2,972
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		9,690	9,763
Denbury Resources, Inc.:
4.625% 7/15/23		4,155	3,033
5.5% 5/1/22		6,783	5,291
6.375% 8/15/21		5,775	4,736
Diamondback Energy, Inc. 4.75% 11/1/24 (b)		2,485	2,500
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (f)		5,125	3,049
EDC Finance Ltd. 4.875% 4/17/20 (b)		6,115	6,281
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		4,190	4,379
Energy Transfer Equity LP 5.5% 6/1/27		6,395	6,683
EnLink Midstream Partners LP:
4.15% 6/1/25		3,190	3,151
4.4% 4/1/24		3,185	3,223
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)		2,265	2,378
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,705	2,797
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,430
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		4,155	4,369
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,030	1,009
7% 6/15/23		4,305	4,262
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		4,000	3,750
5.75% 10/1/25 (b)		4,310	4,159
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)		2,650	2,776
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		9,150	7,480
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		1,800	1,814
7.875% 8/1/21 (b)		3,030	3,053
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		4,500	4,669
Newfield Exploration Co.:
5.375% 1/1/26		3,608	3,768
5.625% 7/1/24		740	780
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25 (b)		3,905	3,788
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		2,245	2,335
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		6,435	6,237
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (c)		3,233	3,633
10% 11/2/21 pay-in-kind (b)(c)		695	781
Pan American Energy LLC 7.875% 5/7/21 (b)		7,455	8,046
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		2,390	2,414
6.25% 6/1/24 (b)		760	806
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		10,328	10,354
8.25% 2/15/20		9,325	9,512
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		3,235	3,275
PDC Energy, Inc. 6.125% 9/15/24 (b)		1,310	1,343
Peabody Securities Finance Corp.:
6% 3/31/22 (b)		1,175	1,168
6.375% 3/31/25 (b)		1,460	1,453
Pemex Project Funding Master Trust:
6.625% 6/15/35		13,140	13,536
8.625% 12/1/23 (c)		500	583
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)(f)		9,160	92
Petrobras Global Finance BV:
6.125% 1/17/22		8,425	8,842
6.25% 3/17/24		3,950	4,051
8.375% 5/23/21		22,370	25,267
8.75% 5/23/26		8,255	9,555
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		6,075	6,379
6.875% 1/20/40		5,235	4,984
Petroleos de Venezuela SA:
5.375% 4/12/27		2,160	743
5.5% 4/12/37		2,050	697
6% 5/16/24 (b)		4,305	1,555
6% 11/15/26 (b)		4,635	1,623
8.5% 11/2/17 (b)		3,980	3,313
8.5% 10/27/20 (b)		1,650	1,233
9.75% 5/17/35 (b)		14,635	6,330
12.75% 2/17/22 (b)		520	296
Petroleos Mexicanos:
4.625% 9/21/23		3,370	3,389
4.875% 1/24/22		5,645	5,807
4.875% 1/18/24		3,435	3,466
5.5% 1/21/21		2,295	2,429
6.375% 2/4/21		2,035	2,207
6.375% 1/23/45		5,120	4,993
6.5% 6/2/41		15,310	15,249
6.625% (b)(g)		8,878	8,813
6.75% 9/21/47		8,694	8,819
6.875% 8/4/26		1,840	2,042
PT Pertamina Persero:
4.875% 5/3/22 (b)		1,790	1,895
5.25% 5/23/21 (b)		1,135	1,217
6.5% 5/27/41 (b)		3,180	3,558
QEP Resources, Inc. 5.25% 5/1/23		5,955	5,838
Range Resources Corp. 5% 3/15/23 (b)		9,130	8,993
Rice Energy, Inc.:
6.25% 5/1/22		7,770	8,003
7.25% 5/1/23		1,695	1,805
RSP Permian, Inc. 6.625% 10/1/22		1,785	1,879
Sabine Pass Liquefaction LLC:
5% 3/15/27 (b)		6,285	6,570
5.875% 6/30/26 (b)		6,335	6,985
SemGroup Corp. 6.375% 3/15/25 (b)		1,940	1,906
SM Energy Co.:
5.625% 6/1/25		2,100	2,010
6.75% 9/15/26		1,680	1,694
Southern Star Central Corp. 5.125% 7/15/22 (b)		2,570	2,576
Southwestern Energy Co. 4.1% 3/15/22		6,395	5,979
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21		6,110	6,232
6.375% 4/1/23		3,040	3,086
Teekay Corp. 8.5% 1/15/20		7,885	7,806
Teine Energy Ltd. 6.875% 9/30/22 (b)		4,615	4,707
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,035	1,256
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		1,075	1,125
6.375% 5/1/24		1,695	1,835
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		10,149	10,918
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		4,965	5,337
Western Refining, Inc. 6.25% 4/1/21		12,210	12,622
WPX Energy, Inc.:
5.25% 9/15/24		3,215	3,111
6% 1/15/22		9,170	9,330
YPF SA:
8.5% 3/23/21 (b)		12,235	13,406
8.75% 4/4/24 (b)		12,275	13,607
Zhaikmunai International BV 7.125% 11/13/19 (b)		8,680	8,465
			545,164
TOTAL ENERGY			587,843
FINANCIALS - 6.7%
Banks - 2.3%
ABN AMRO Bank NV 2.875% 6/30/25 (Reg. S) (c)	EUR	5,750	6,452
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		1,570	1,621
Banco de Bogota SA 6.25% 5/12/26 (b)		1,850	1,931
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		3,280	3,331
Banco Hipotecario SA 9.75% 11/30/20 (b)		12,400	14,049
Banco Macro SA 6.75% 11/4/26 (b)(c)		2,075	2,076
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		1,350	1,375
6.369% 6/16/18 (b)		1,750	1,822
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		2,225	2,142
Barclays PLC 1.875% 12/8/23 (Reg. S)	EUR	2,875	3,134
BBVA Bancomer SA 7.25% 4/22/20 (b)		2,475	2,716
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		1,335	1,339
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		2,025	2,061
CIT Group, Inc.:
5% 8/15/22		8,305	8,694
5.375% 5/15/20		10,385	11,067
Citigroup, Inc. 1.5% 10/26/28	EUR	10,000	10,350
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		3,675	3,804
Export-Import Bank of Korea 6.4% 8/7/17 (Reg. S)	INR	140,700	2,162
GTB Finance BV 6% 11/8/18 (b)		6,465	6,614
HSBK BV 7.25% 5/3/17 (b)		2,985	2,990
ING Bank NV 6.125% 5/29/23 (c)	EUR	9,095	10,342
Intesa Sanpaolo SpA 1.125% 3/4/22	EUR	2,850	3,036
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		4,660	4,759
5.5% 8/6/22 (b)		3,000	3,132
JSC BGEO Group 6% 7/26/23 (b)		4,235	4,266
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		1,750	1,901
KBC Groep NV 1.875% 3/11/27 (Reg. S) (c)	EUR	15,800	17,072
Lloyds Banking Group PLC 1% 11/9/23 (Reg. S)	EUR	4,450	4,674
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		2,315	2,448
Rabobank Nederland:
2.5% 5/26/26 (Reg. S) (c)	EUR	9,950	11,105
6.875% 3/19/20 (Reg. S)	EUR	6,050	7,616
RSHB Capital SA 5.298% 12/27/17 (b)		1,890	1,926
SB Capital SA 5.5% 2/26/24 (b)(c)		3,040	3,127
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		2,290	2,444
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (b)		2,200	2,095
4.75% 6/4/19 (b)		3,250	3,219
4.875% 7/19/17 (b)		1,875	1,875
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (b)		1,085	1,110
5.5% 4/21/22 (b)		3,200	3,146
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		4,275	4,254
Zenith Bank PLC 6.25% 4/22/19 (b)		12,120	12,203
			195,480
Capital Markets - 0.5%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)		4,220	4,141
BCD Acquisition, Inc. 9.625% 9/15/23 (b)		6,335	6,842
Goldman Sachs Group, Inc. 3% 2/12/31 (Reg. S)	EUR	9,656	11,150
Morgan Stanley 1.75% 3/11/24	EUR	9,800	10,866
MSCI, Inc.:
5.25% 11/15/24 (b)		2,735	2,879
5.75% 8/15/25 (b)		2,685	2,853
			38,731
Consumer Finance - 2.2%
Ally Financial, Inc.:
4.125% 2/13/22		8,795	8,795
4.625% 3/30/25		6,760	6,726
5.125% 9/30/24		20,806	21,404
8% 11/1/31		76,818	91,221
Credito Real S.A.B. de CV:
7.25% 7/20/23 (b)		535	542
7.5% 3/13/19 (b)		3,240	3,345
General Motors Acceptance Corp. 8% 11/1/31		9,006	10,695
Navient Corp. 5.875% 10/25/24		11,105	10,359
SLM Corp.:
5.5% 1/25/23		15,840	15,127
6.125% 3/25/24		3,395	3,234
7.25% 1/25/22		11,200	11,631
			183,079
Diversified Financial Services - 1.1%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		3,705	3,270
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		2,520	2,646
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		18,530	18,808
6% 8/1/20		8,545	8,844
6.25% 2/1/22 (b)		1,880	1,908
6.75% 2/1/24 (b)		3,410	3,517
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		3,305	3,482
Pontis IV Ltd. 5.125% 3/31/27 (b)		2,535	2,536
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		2,100	2,173
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)		3,545	3,498
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)		4,815	5,138
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		11,225	12,825
Springleaf Financial Corp.:
7.75% 10/1/21		640	682
8.25% 12/15/20		3,195	3,491
TMK Capital SA 6.75% 4/3/20 (Reg. S)		1,325	1,408
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (b)(c)		5,765	6,021
Wendel SA:
1% 4/20/23 (Reg. S)	EUR	3,000	3,124
2.75% 10/2/24 (Reg. S)	EUR	6,400	7,302
			90,673
Insurance - 0.2%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		10,645	11,171
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		9,770	10,185
			21,356
Thrifts & Mortgage Finance - 0.4%
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	6,900	7,608
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		23,175	25,406
			33,014
TOTAL FINANCIALS			562,333
HEALTH CARE - 2.3%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		2,255	2,137
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (b)		1,935	1,966
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)		2,125	2,202
Hologic, Inc. 5.25% 7/15/22 (b)		4,650	4,877
			9,045
Health Care Providers & Services - 1.9%
Community Health Systems, Inc.:
6.25% 3/31/23		4,830	4,915
6.875% 2/1/22		14,410	12,393
7.125% 7/15/20		4,425	4,054
Double Eagle Acquisition Sub, Inc. 7.5% 10/1/24 (b)		2,470	2,541
Envision Healthcare Corp. 6.25% 12/1/24 (b)		4,120	4,326
HCA Holdings, Inc.:
4.75% 5/1/23		6,115	6,375
5.25% 4/15/25		13,180	14,004
5.25% 6/15/26		5,275	5,552
5.375% 2/1/25		8,650	9,018
5.875% 5/1/23		7,155	7,727
5.875% 2/15/26		10,705	11,294
7.5% 2/15/22		12,110	13,851
HealthSouth Corp. 5.75% 11/1/24		9,180	9,249
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		4,215	4,394
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		2,280	2,451
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		3,340	3,386
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		2,445	2,408
Surgery Center Holdings, Inc. 8.875% 4/15/21 (b)		4,265	4,510
Tenet Healthcare Corp.:
6.75% 6/15/23		4,740	4,657
6.875% 11/15/31		11,540	9,896
7.5% 1/1/22 (b)		2,360	2,549
8.125% 4/1/22		5,360	5,595
Tennessee Merger Sub, Inc. 6.375% 2/1/25 (b)		5,870	5,753
Vizient, Inc. 10.375% 3/1/24 (b)		4,615	5,267
Wellcare Health Plans, Inc. 5.25% 4/1/25		2,990	3,060
			159,225
Pharmaceuticals - 0.3%
Horizon Pharma, Inc. 8.75% 11/1/24 (b)		474	494
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (b)		16,345	12,688
6.5% 3/15/22 (b)		3,875	3,986
6.75% 8/15/21 (b)		1,935	1,669
7% 3/15/24 (b)		5,815	5,968
			24,805
TOTAL HEALTH CARE			195,212
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.2%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)		3,965	4,143
KLX, Inc. 5.875% 12/1/22 (b)		11,260	11,612
TransDigm, Inc. 6.375% 6/15/26		4,050	4,052
			19,807
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 6.125% 9/1/23 (b)		3,300	3,432
Airlines - 0.2%
Air Canada 5.375% 11/15/22 (b)		1,327	1,367
Allegiant Travel Co. 5.5% 7/15/19		1,270	1,313
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		405	421
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		2,013	2,305
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		2,049	2,044
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		421	434
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		3,602	4,160
Series 2012-2 Class B, 6.75% 6/3/21		1,542	1,673
Series 2013-1 Class B, 5.375% 11/15/21		2,020	2,109
			15,826
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		1,380	1,387
6.125% 4/1/25 (b)		1,380	1,387
			2,774
Commercial Services & Supplies - 0.4%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		3,640	3,676
APX Group, Inc.:
7.875% 12/1/22 (b)		3,005	3,245
7.875% 12/1/22		6,680	7,214
8.75% 12/1/20		7,385	7,643
Cenveo Corp. 6% 8/1/19 (b)		665	549
Covanta Holding Corp.:
5.875% 3/1/24		3,120	3,167
5.875% 7/1/25		1,045	1,047
Garda World Security Corp.:
7.25% 11/15/21 (b)		1,020	984
7.25% 11/15/21 (b)		1,825	1,761
Harland Clarke Holdings Corp. 8.375% 8/15/22 (b)		2,610	2,675
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)		1,215	1,242
TMS International Corp. 7.625% 10/15/21 (b)		970	977
			34,180
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27 (b)		3,925	3,935
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)		7,435	7,612
Cementos Progreso Trust 7.125% 11/6/23 (b)		2,245	2,362
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)		9,735	3,505
5.25% 6/27/29 (b)		3,565	1,230
7.125% 6/26/42 (b)		1,735	625
			19,269
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (b)		4,355	4,388
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		1,490	1,565
Machinery - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21		6,385	6,489
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		1,065	929
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		4,035	3,954
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (f)		530	101
			4,984
Multi Industry Transportation - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		4,880	5,026
Professional Services - 0.0%
IHS Markit Ltd. 4.75% 2/15/25 (b)		3,050	3,142
Road & Rail - 0.1%
JSC Georgian Railway 7.75% 7/11/22 (b)		1,650	1,814
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		1,870	1,987
			3,801
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
5% 4/1/23		2,405	2,531
5.5% 2/15/22		4,250	4,558
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		4,250	4,473
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		1,505	1,511
United Rentals North America, Inc. 5.5% 5/15/27		2,625	2,651
			15,724
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		4,485	4,631
Global Ports Finance PLC 6.872% 1/25/22 (b)		3,375	3,584
			8,215
TOTAL INDUSTRIALS			148,622
INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.6%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		8,880	9,290
Brocade Communications Systems, Inc. 4.625% 1/15/23		3,330	3,397
CommScope Technologies Finance LLC 5% 3/15/27 (b)		4,155	4,149
Lucent Technologies, Inc.:
6.45% 3/15/29		23,420	25,762
6.5% 1/15/28		6,255	6,834
			49,432
Electronic Equipment & Components - 0.2%
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)		9,120	10,511
Micron Technology, Inc. 7.5% 9/15/23 (b)		3,925	4,381
			14,892
Internet Software & Services - 0.2%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		8,050	8,915
Camelot Finance SA 7.875% 10/15/24 (b)		1,870	1,968
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (b)		1,040	1,069
5.375% 3/15/27 (b)		890	899
j2 Global, Inc. 8% 8/1/20		3,460	3,577
			16,428
IT Services - 0.1%
CDW LLC/CDW Finance Corp. 5% 9/1/25		2,085	2,127
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		2,360	2,487
Everi Payments, Inc. 10% 1/15/22		4,210	4,368
Gartner, Inc. 5.125% 4/1/25 (b)		1,935	1,971
			10,953
Semiconductors & Semiconductor Equipment - 0.8%
Entegris, Inc. 6% 4/1/22 (b)		1,275	1,331
Micron Technology, Inc.:
5.25% 8/1/23 (b)		1,740	1,784
5.25% 1/15/24 (b)		3,675	3,775
5.5% 2/1/25		12,245	12,704
5.625% 1/15/26 (b)		3,250	3,421
5.875% 2/15/22		2,615	2,733
Microsemi Corp. 9.125% 4/15/23 (b)		1,665	1,913
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (b)		2,885	3,051
4.625% 6/1/23 (b)		2,590	2,742
5.75% 3/15/23 (b)		15,105	15,936
Qorvo, Inc.:
6.75% 12/1/23		3,135	3,401
7% 12/1/25		9,580	10,586
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		4,190	4,441
Versum Materials, Inc. 5.5% 9/30/24 (b)		2,170	2,243
			70,061
Software - 0.4%
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		7,070	7,424
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)		5,685	6,182
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		1,490	1,553
Open Text Corp. 5.875% 6/1/26 (b)		3,195	3,347
Parametric Technology Corp. 6% 5/15/24		1,295	1,379
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		3,370	3,566
Symantec Corp. 5% 4/15/25 (b)		3,335	3,420
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)		835	881
10.5% 2/1/24 (b)		1,725	1,824
			29,576
TOTAL INFORMATION TECHNOLOGY			191,342
MATERIALS - 3.6%
Chemicals - 1.0%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		3,900	4,058
5.75% 4/15/21 (b)		2,020	2,134
6.45% 2/3/24		2,220	2,387
Hexion, Inc. 10.375% 2/1/22 (b)		1,495	1,491
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)		2,715	3,115
Momentive Performance Materials, Inc.:
3.88% 10/24/21		44,218	43,499
4.69% 4/24/22		14,170	12,930
10% 10/15/20 (f)		14,170	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (f)		44,218	0
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		2,020	2,071
OCP SA 5.625% 4/25/24 (b)		1,270	1,352
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		4,175	4,332
10.375% 5/1/21 (b)		1,275	1,418
TPC Group, Inc. 8.75% 12/15/20 (b)		7,335	6,676
Valvoline Finco Two LLC 5.5% 7/15/24 (b)		1,550	1,628
			87,091
Construction Materials - 0.2%
CEMEX Finance LLC:
6% 4/1/24 (b)		2,000	2,103
9.375% 10/12/22 (b)		2,220	2,399
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		1,870	2,104
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(c)		1,685	1,710
U.S. Concrete, Inc. 6.375% 6/1/24		2,070	2,142
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		2,055	2,137
			12,595
Containers & Packaging - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)		4,250	4,282
6% 2/15/25 (b)		6,620	6,694
7.25% 5/15/24 (b)		7,590	8,121
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		2,060	2,122
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,961
7.5% 12/15/96		3,685	3,740
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)		1,795	1,834
Sealed Air Corp. 5.25% 4/1/23 (b)		2,540	2,667
			42,421
Metals & Mining - 1.9%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (b)		2,825	3,030
7% 9/30/26 (b)		2,340	2,551
Aleris International, Inc. 6% 6/1/20 (b)		33	33
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)		1,310	1,376
Compania Minera Ares SAC 7.75% 1/23/21 (b)		5,250	5,631
EVRAZ Group SA:
5.375% 3/20/23 (b)		4,365	4,381
6.5% 4/22/20 (b)		1,099	1,170
8.25% 1/28/21 (Reg. S)		6,090	6,813
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		9,710	10,001
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		1,110	1,146
10.375% 4/7/19 (b)		4,500	4,646
First Quantum Minerals Ltd.:
7% 2/15/21 (b)		5,040	5,191
7.25% 5/15/22 (b)		2,945	3,037
7.25% 4/1/23 (b)		4,970	5,026
7.5% 4/1/25 (b)		4,845	4,881
Freeport-McMoRan, Inc.:
3.55% 3/1/22		2,130	1,976
3.875% 3/15/23		6,390	5,876
5.4% 11/14/34		2,000	1,740
5.45% 3/15/43		13,105	11,090
6.75% 2/1/22 (b)		6,175	6,329
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		1,495	1,568
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		9,182	9,228
4.875% 10/7/20 (Reg. S)		400	402
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		1,850	1,855
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		2,775	3,101
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		2,400	2,700
Lundin Mining Corp.:
7.5% 11/1/20 (b)		1,465	1,549
7.875% 11/1/22 (b)		215	235
Metinvest BV 9.3725% 12/31/21 pay-in-kind (c)		14,578	13,558
Mirabela Nickel Ltd. 1% 9/10/44 pay-in-kind (b)(f)		15	0
Murray Energy Corp. 11.25% 4/15/21 (b)		5,075	3,920
New Gold, Inc. 7% 4/15/20 (b)		1,480	1,480
Polyus Gold International Ltd. 5.25% 2/7/23 (b)		3,330	3,402
Southern Copper Corp. 7.5% 7/27/35		2,390	2,910
United States Steel Corp. 8.375% 7/1/21 (b)		9,120	10,123
Vale Overseas Ltd.:
4.375% 1/11/22		3,390	3,446
5.875% 6/10/21		1,255	1,345
6.875% 11/21/36		1,370	1,473
Vedanta Resources PLC:
6% 1/31/19 (b)		5,925	6,095
6.375% 7/30/22 (b)		2,395	2,407
8.25% 6/7/21 (b)		1,445	1,553
			158,274
Paper & Forest Products - 0.0%
NewPage Corp.:
0% 5/1/12 (c)(f)		1,770	0
11.375% 12/31/2114 (f)		4,404	0
Sino-Forest Corp. 6.25% 10/21/17 (b)(f)		5,480	0
			0
TOTAL MATERIALS			300,381
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		700	718
Equinix, Inc. 5.375% 5/15/27		3,000	3,098
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		1,495	1,473
6.375% 2/15/22		4,335	4,481
			9,770
Real Estate Management & Development - 0.2%
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	2,700	2,859
Howard Hughes Corp. 5.375% 3/15/25 (b)		4,160	4,118
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		15	17
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		2,120	2,333
Mattamy Group Corp. 6.875% 12/15/23 (b)		3,035	3,149
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)		7,370	7,591
			20,067
TOTAL REAL ESTATE			29,837
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 2.6%
Altice Financing SA:
6.5% 1/15/22 (b)		10,799	11,317
6.625% 2/15/23 (b)		8,265	8,604
7.5% 5/15/26 (b)		8,130	8,638
Altice Finco SA 8.125% 1/15/24 (b)		8,730	9,341
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,019
9% 8/15/31		3,655	3,143
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		3,210	3,308
Frontier Communications Corp. 11% 9/15/25		8,520	8,286
GCI, Inc. 6.875% 4/15/25		4,240	4,441
GTH Finance BV:
6.25% 4/26/20 (b)		3,600	3,828
7.25% 4/26/23 (b)		11,095	12,208
GTT Escrow Corp. 7.875% 12/31/24 (b)		1,925	1,997
Lynx II Corp. 6.375% 4/15/23 (b)		1,820	1,897
Sable International Finance Ltd. 6.875% 8/1/22 (b)		19,275	20,383
SFR Group SA:
6% 5/15/22 (b)		36,670	37,999
6.25% 5/15/24 (b)		34,853	35,071
7.375% 5/1/26 (b)		16,760	17,263
Sprint Capital Corp.:
6.875% 11/15/28		4,765	5,033
8.75% 3/15/32		3,641	4,378
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		2,960	3,049
U.S. West Communications:
6.875% 9/15/33		2,155	2,146
7.25% 9/15/25		535	585
7.25% 10/15/35		1,455	1,444
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		4,635	4,664
Virgin Media Finance PLC 4.875% 2/15/22		5,445	4,873
			217,915
Wireless Telecommunication Services - 3.4%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	79,000	3,933
Comcel Trust 6.875% 2/6/24 (b)		2,070	2,147
Digicel Group Ltd.:
6% 4/15/21 (b)		870	791
6.75% 3/1/23 (b)		1,430	1,276
7% 2/15/20 (b)		980	942
7.125% 4/1/22 (b)		13,405	10,422
8.25% 9/30/20 (b)		10,040	8,628
Intelsat Jackson Holdings SA:
5.5% 8/1/23		14,385	11,868
7.25% 10/15/20		22,465	20,471
7.5% 4/1/21		7,635	6,862
Millicom International Cellular SA:
4.75% 5/22/20 (b)		2,150	2,192
6% 3/15/25 (b)		7,780	7,975
6.625% 10/15/21 (b)		8,965	9,390
Neptune Finco Corp.:
6.625% 10/15/25 (b)		8,175	8,890
10.125% 1/15/23 (b)		8,455	9,808
10.875% 10/15/25 (b)		20,060	24,122
Sprint Communications, Inc. 6% 11/15/22		11,390	11,646
Sprint Corp.:
7.125% 6/15/24		21,530	22,983
7.625% 2/15/25		11,980	13,088
7.875% 9/15/23		10,870	12,039
T-Mobile U.S.A., Inc.:
6% 4/15/24		6,400	6,824
6.375% 3/1/25		33,465	36,059
6.5% 1/15/24		20,640	22,291
6.625% 4/1/23		20,286	21,649
6.836% 4/28/23		5,580	5,971
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		1,630	1,641
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)		3,245	3,553
			287,461
TOTAL TELECOMMUNICATION SERVICES			505,376
UTILITIES - 2.3%
Electric Utilities - 0.3%
EDF SA 1.875% 10/13/36 (Reg. S)	EUR	6,300	5,997
EDP Finance BV:
1.125% 2/12/24 (Reg. S)	EUR	4,200	4,285
1.875% 9/29/23	EUR	5,400	5,835
InterGen NV 7% 6/30/23 (b)		1,730	1,548
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		1,350	1,641
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)		4,245	4,341
			23,647
Gas Utilities - 0.3%
National Grid Gas Finance PLC 1.125% 9/22/21 (Reg. S)	GBP	9,250	11,587
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	8,233
8% 3/1/32		3,400	4,535
			24,355
Independent Power and Renewable Electricity Producers - 1.7%
Dynegy, Inc.:
7.375% 11/1/22		13,365	13,231
7.625% 11/1/24		15,245	14,559
8% 1/15/25 (b)		5,195	4,974
Energy Future Holdings Corp.:
10.875% 11/1/17 (f)		10,985	3,186
11.25% 11/1/17 pay-in-kind (c)(f)		8,822	2,558
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (f)		29,362	34,940
12.25% 3/1/22 (b)(c)(f)		35,768	43,994
Listrindo Capital BV 4.95% 9/14/26 (b)		2,110	2,057
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		1,860	1,883
PPL Energy Supply LLC 6.5% 6/1/25		3,425	2,903
TerraForm Power Operating LLC:
6.375% 2/1/23 (b)(c)		11,640	12,091
6.625% 6/15/25 (b)(c)		2,950	3,149
TXU Corp.:
5.55% 11/15/14 (f)		1,864	186
6.5% 11/15/24 (f)		15,240	1,524
6.55% 11/15/34 (f)		29,755	2,976
			144,211
TOTAL UTILITIES			192,213

TOTAL NONCONVERTIBLE BONDS			3,423,365

TOTAL CORPORATE BONDS
(Cost $3,306,302)			3,423,821

U.S. Government and Government Agency Obligations - 15.2%
U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority:
1.75% 10/15/18		$15,059	$15,174
5.25% 9/15/39		1,138	1,435
5.375% 4/1/56		1,803	2,299

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			18,908

U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46		8,951	9,098
U.S. Treasury Obligations - 14.5%
U.S. Treasury Bonds:
2.5% 2/15/46		14,410	12,909
2.875% 8/15/45		27,219	26,388
2.875% 11/15/46		22,790	22,105
3% 11/15/44		5,258	5,233
3% 2/15/47		20,000	19,918
3.625% 2/15/44		72,443	80,698
4.25% 5/15/39		30,000	36,626
5.25% 2/15/29 (h)		14,703	18,847
6.125% 8/15/29 (h)		27,099	37,526
7.5% 11/15/24		5,690	7,793
7.875% 2/15/21		6,800	8,351
8.125% 5/15/21		9,286	11,603
U.S. Treasury Notes:
0.875% 6/15/19		72,663	71,956
0.875% 9/15/19		36,684	36,231
1.125% 1/15/19		648	647
1.125% 2/28/19		3,000	2,993
1.125% 7/31/21		17,426	16,898
1.125% 9/30/21		58,579	56,668
1.375% 2/29/20		10,262	10,222
1.375% 8/31/23		7,000	6,669
1.5% 1/31/19		919	923
1.5% 10/31/19		31,231	31,288
1.5% 1/31/22		25,140	24,642
1.5% 8/15/26		2,021	1,870
1.625% 4/30/19		17,473	17,592
1.625% 6/30/19		39,152	39,401
1.625% 3/15/20		59,479	59,686
1.625% 6/30/20		1,783	1,784
1.75% 12/31/20		1,389	1,390
1.875% 2/28/22		29,000	28,934
1.875% 3/31/22		20,000	19,945
2% 9/30/20		114,047	115,370
2% 12/31/21		80,913	81,216
2% 7/31/22		3,557	3,555
2% 2/15/25		14,185	13,867
2% 8/15/25		1,953	1,901
2% 11/15/26		64,518	62,310
2.125% 6/30/21		11,000	11,130
2.125% 3/31/24		124,238	123,466
2.125% 5/15/25		17,332	17,067
2.25% 7/31/21		55,359	56,267
2.25% 2/15/27		17,000	16,781

TOTAL U.S. TREASURY OBLIGATIONS			1,220,666

Other Government Related - 0.4%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1.2078% 12/7/20 (NCUA Guaranteed) (c)		1,262	1,262
Series 2011-R1 Class 1A, 1.2267% 1/8/20 (NCUA Guaranteed) (c)		3,003	3,010
Series 2011-R4 Class 1A, 1.1567% 3/6/20 (NCUA Guaranteed) (c)		373	373
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		25,300	26,628

TOTAL OTHER GOVERNMENT RELATED			31,273

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,278,987)			1,279,945

U.S. Government Agency - Mortgage Securities - 1.2%
Fannie Mae - 0.8%
2.54% 6/1/42 (c)		245	254
2.609% 9/1/33 (c)		299	309
2.615% 10/1/35 (c)		19	20
2.69% 3/1/37 (c)		25	27
2.7% 2/1/42 (c)		1,324	1,374
2.715% 2/1/36 (c)		11	11
2.773% 1/1/42 (c)		1,008	1,047
2.8% 11/1/35 (c)		229	237
2.802% 6/1/36 (c)		34	36
2.815% 9/1/36 (c)		34	36
2.915% 11/1/33 (c)		15	15
2.933% 1/1/35 (c)		126	131
2.943% 9/1/41 (c)		134	139
2.973% 11/1/40 (c)		101	107
2.975% 10/1/41 (c)		72	76
2.977% 5/1/36 (c)		23	25
3.008% 4/1/36 (c)		182	194
3.012% 3/1/33 (c)		66	68
3.03% 11/1/36 (c)		23	24
3.151% 6/1/47 (c)		62	64
3.241% 7/1/41 (c)		209	220
3.252% 2/1/37 (c)		331	348
3.268% 7/1/35 (c)		109	114
3.352% 8/1/35 (c)		281	293
3.384% 10/1/41 (c)		132	140
3.5% 1/1/26 to 9/1/26		62	65
3.5% 4/1/47 (d)		8,620	8,818
3.552% 7/1/41 (c)		296	309
4% 5/1/29		17,785	18,756
4% 4/1/47 (d)		1,100	1,154
4.5% 11/1/25 to 4/1/39		16,690	17,980
5% 5/1/22 to 7/1/35		3,224	3,532
5.5% 10/1/20 to 4/1/21		770	800
6% 1/1/34 to 6/1/36		2,218	2,522
6.5% 5/1/17 to 8/1/36		3,413	3,926
7.5% 1/1/28		27	32

TOTAL FANNIE MAE			63,203

Freddie Mac - 0.2%
2.57% 3/1/35 (c)		47	49
2.623% 6/1/33 (c)		185	193
2.745% 1/1/36 (c)		66	68
2.813% 1/1/37 (c)		219	227
2.85% 7/1/35 (c)		142	149
2.859% 2/1/37 (c)		43	45
2.925% 6/1/37 (c)		28	29
2.936% 5/1/37 (c)		45	47
2.95% 3/1/37 (c)		17	17
2.97% 8/1/37 (c)		77	80
2.99% 9/1/35 (c)		21	22
3% 2/1/31		4,744	4,876
3.027% 10/1/41 (c)		879	914
3.04% 2/1/36 (c)		4	4
3.066% 9/1/41 (c)		1,437	1,516
3.07% 7/1/35 (c)		143	153
3.075% 10/1/36 (c)		259	272
3.097% 10/1/35 (c)		119	126
3.117% 10/1/42 (c)		831	877
3.202% 9/1/41 (c)		168	178
3.208% 5/1/37 (c)		627	658
3.231% 4/1/41 (c)		133	138
3.26% 5/1/37 (c)		178	185
3.264% 6/1/37 (c)		39	41
3.282% 6/1/41 (c)		178	187
3.29% 6/1/37 (c)		151	156
3.295% 7/1/36 (c)		66	70
3.32% 4/1/37 (c)		36	38
3.393% 5/1/41 (c)		142	151
3.47% 4/1/37 (c)		9	9
3.637% 5/1/41 (c)		198	208
3.64% 6/1/41 (c)		198	208
3.898% 10/1/35 (c)		33	35
6% 1/1/24		773	837
6.5% 7/1/17 to 3/1/22		233	250
8.5% 3/1/20		0	0

TOTAL FREDDIE MAC			13,013

Ginnie Mae - 0.2%
4.3% 8/20/61 (i)		2,205	2,256
4.649% 2/20/62 (i)		1,800	1,864
4.682% 2/20/62 (i)		2,327	2,411
4.684% 1/20/62 (i)		10,918	11,299
5.47% 8/20/59 (i)		143	144
6% 6/15/36		2,704	3,144
7% 9/15/25 to 8/15/31		18	21
7.5% 2/15/22 to 8/15/28		37	43
8% 12/15/26		0	0

TOTAL GINNIE MAE			21,182

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $97,112)			97,398

Asset-Backed Securities - 0.2%
Access Group, Inc. Series 2005-2 Class A3, 1.2301% 11/22/24 (c)		$2,101	$2,097
SLM Student Loan Trust:
Series 2004-3 Class A5, 1.2079% 7/25/23 (c)		5,283	5,280
Series 2007-5 Class A5, 1.1179% 1/25/24 (c)		6,541	6,535
TOTAL ASSET-BACKED SECURITIES
(Cost $13,910)			13,912

Collateralized Mortgage Obligations - 3.7%
U.S. Government Agency - 3.7%
Fannie Mae:
floater Series 2010-15 Class FJ, 1.9117% 6/25/36 (c)		3,042	3,086
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		315	346
Series 2005-19 Class PA, 5.5% 7/25/34		819	860
Series 2005-27 Class NE, 5.5% 5/25/34		392	395
Series 2005-64 Class PX, 5.5% 6/25/35		900	975
Series 2005-68 Class CZ, 5.5% 8/25/35		2,889	3,233
Series 2010-118 Class PB, 4.5% 10/25/40		3,204	3,395
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		3	3
Series 2003-117 Class MD, 5% 12/25/23		618	657
Series 2004-91 Class Z, 5% 12/25/34		2,738	3,008
Series 2005-117 Class JN, 4.5% 1/25/36		707	748
Series 2005-14 Class ZB, 5% 3/25/35		1,021	1,120
Series 2006-72 Class CY, 6% 8/25/26		858	929
Series 2009-59 Class HB, 5% 8/25/39		1,526	1,673
Series 2010-97 Class CX, 4.5% 9/25/25		3,800	4,086
Series 2009-85 Class IB, 4.5% 8/25/24 (j)		133	7
Series 2009-93 Class IC, 4.5% 9/25/24 (j)		193	10
Series 2010-139 Class NI, 4.5% 2/25/40 (j)		1,716	202
Series 2010-39 Class FG, 1.9017% 3/25/36 (c)		1,904	1,945
Series 2010-97 Class CI, 4.5% 8/25/25 (j)		471	30
Series 2011-67 Class AI, 4% 7/25/26 (j)		493	48
Series 2012-27 Class EZ, 4.25% 3/25/42		3,243	3,491
Series 2016-26 Class CG, 3% 5/25/46		6,597	6,740
Freddie Mac:
floater:
Series 2630 Class FL, 1.4122% 6/15/18 (c)		3	3
Series 2711 Class FC, 1.8122% 2/15/33 (c)		998	1,015
floater planned amortization class Series 2770 Class FH, 1.3122% 3/15/34 (c)		1,234	1,238
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		39	42
Series 2996 Class MK, 5.5% 6/15/35		96	106
Series 3415 Class PC, 5% 12/15/37		448	487
Series 3763 Class QA, 4% 4/15/34		474	477
Series 3840 Class VA, 4.5% 9/15/27		1,671	1,736
Series 3857 Class ZP, 5% 5/15/41		1,104	1,293
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		4,974	5,557
Series 2303 Class ZV, 6% 4/15/31		91	98
Series 2877 Class ZD, 5% 10/15/34		3,307	3,626
Series 3745 Class KV, 4.5% 12/15/26		2,956	3,184
Series 3806 Class L, 3.5% 2/15/26		3,100	3,256
Series 3843 Class PZ, 5% 4/15/41		1,129	1,306
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		2,776	2,921
Series 4341 Class ML, 3.5% 11/15/31		3,623	3,779
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1.4783% 7/20/37 (c)		652	655
Series 2008-2 Class FD, 1.4583% 1/20/38 (c)		158	159
Series 2008-73 Class FA, 1.8383% 8/20/38 (c)		1,042	1,056
Series 2008-83 Class FB, 1.8783% 9/20/38 (c)		952	972
Series 2009-108 Class CF, 1.5283% 11/16/39 (c)		757	761
Series 2009-116 Class KF, 1.4583% 12/16/39 (c)		542	544
Series 2010-H17 Class FA, 1.1106% 7/20/60 (c)(i)		4,090	4,051
Series 2010-H18 Class AF, 1.0717% 9/20/60 (c)(i)		5,038	4,985
Series 2010-H19 Class FG, 1.0717% 8/20/60 (c)(i)		5,529	5,472
Series 2010-H27 Series FA, 1.1517% 12/20/60 (c)(i)		1,887	1,872
Series 2011-H05 Class FA, 1.2717% 12/20/60 (c)(i)		3,163	3,152
Series 2011-H07 Class FA, 1.2717% 2/20/61 (c)(i)		6,126	6,106
Series 2011-H12 Class FA, 1.2617% 2/20/61 (c)(i)		7,490	7,463
Series 2011-H13 Class FA, 1.2717% 4/20/61 (c)(i)		2,714	2,705
Series 2011-H14:
Class FB, 1.2717% 5/20/61 (c)(i)		3,153	3,141
Class FC, 1.2717% 5/20/61 (c)(i)		2,860	2,850
Series 2011-H17 Class FA, 1.31% 6/20/61 (c)(i)		3,814	3,804
Series 2011-H21 Class FA, 1.3717% 10/20/61 (c)(i)		4,164	4,162
Series 2012-H01 Class FA, 1.4717% 11/20/61 (c)(i)		3,598	3,608
Series 2012-H03 Class FA, 1.4717% 1/20/62 (c)(i)		2,320	2,326
Series 2012-H06 Class FA, 1.4017% 1/20/62 (c)(i)		3,497	3,498
Series 2012-H07 Class FA, 1.4017% 3/20/62 (c)(i)		2,196	2,197
Series 2012-H21 Class DF, 1.4217% 5/20/61 (c)(i)		1,864	1,868
Series 2013-H19:
Class FC, 1.3717% 8/20/63 (c)(i)		525	525
Class FD, 1.3717% 8/20/63 (c)(i)		1,381	1,380
Series 2015-H13 Class FL, 1.0517% 5/20/63 (c)(i)		8,097	8,090
Series 2015-H19 Class FA, 0.98% 4/20/63 (c)(i)		7,919	7,906
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (j)		1,153	147
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,329
Series 2013-H06 Class HA, 1.65% 1/20/63 (i)		1,942	1,935
Series 2014-H12 Class KA, 2.75% 5/20/64 (i)		2,503	2,525
Series 2016-H02 Class FM, 1.28% 9/20/62 (c)(i)		7,791	7,789
Series 2016-H04 Class FE, 1.43% 11/20/65 (c)(i)		2,420	2,428
Series 2010-169 Class Z, 4.5% 12/20/40		2,456	2,635
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)		8,592	8,961
Series 2010-H17 Class XP, 5.2978% 7/20/60 (c)(i)		10,228	10,616
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(i)		8,467	8,813
Series 2012-64 Class KI, 3.5% 11/20/36 (j)		785	63
Series 2013-124:
Class ES, 7.3622% 4/20/39 (c)(k)		3,650	3,852
Class ST, 7.4956% 8/20/39 (c)(k)		7,561	8,160
Series 2013-H07 Class JA, 1.75% 3/20/63 (i)		11,083	11,042
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)		8,768	8,851
Series 2015-H21:
Class HA, 2.5% 6/20/63 (i)		26,041	26,270
Class JA, 2.5% 6/20/65 (i)		2,377	2,399
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(i)		18,386	18,236
Series 2016-H13 Class FB, 1.18% 5/20/66 (c)(i)		9,301	9,335
Series 2017-H06 Class FA, 1.17% 8/20/66 (c)(i)		10,161	10,175
Series 2090-118 Class XZ, 5% 12/20/39		5,458	6,195
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $308,880)			308,175

Commercial Mortgage Securities - 0.8%
FMPRE Multifamily Agency floater Series 2017-KT01 Class A, 1.09% 2/25/20 (c)		16,725	16,749
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,480	2,642
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		10,365	10,989
Series K027 Class A2, 2.637% 1/25/23		2,736	2,767
Series K029 Class A2, 3.32% 2/25/23 (c)		1,343	1,403
Series K034 Class A1, 2.669% 2/25/23		7,744	7,853
Series K710 Class A2, 1.883% 5/25/19		3,065	3,071
Series K713 Class A2, 2.313% 3/25/20		1,871	1,889
Series K717 Class A2, 2.991% 9/25/21		1,559	1,605
Series K705 Class A2, 2.303% 9/25/18		9,000	9,074
Series K706 Class A2, 2.323% 10/25/18		5,779	5,834
Series K724 Class A1, 2.776% 3/25/23		7,432	7,573
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $71,405)			71,449

Foreign Government and Government Agency Obligations - 18.7%
Arab Republic 5.875% 6/11/25 (b)		1,298	1,269
Arab Republic of Egypt:
5.875% 6/11/25		3,800	3,715
6.125% 1/31/22 (b)		4,335	4,508
8.5% 1/31/47 (b)		3,605	3,875
Argentine Republic:
5.625% 1/26/22 (b)		4,930	5,048
6.25% 4/22/19 (b)		6,445	6,799
6.875% 4/22/21 (b)		27,825	29,884
Australian Commonwealth:
1.75% 11/21/20	AUD	19,150	14,486
3% 3/21/47	AUD	21,950	14,895
4.25% 4/21/26	AUD	32,950	28,396
Banco Central del Uruguay:
value recovery A rights 1/2/21 (l)		500,000	0
value recovery B rights 1/2/21 (l)		750,000	0
Barbados Government:
7% 8/4/22 (b)		1,920	1,430
7.25% 12/15/21 (b)		220	169
Belarus Republic 8.95% 1/26/18		18,100	18,661
Belgian Kingdom:
0.8% 6/22/27 (b)	EUR	35,000	37,167
1.6% 6/22/47 (b)	EUR	2,500	2,511
Brazilian Federative Republic:
5.625% 1/7/41		5,105	4,965
6% 4/7/26		2,840	3,087
7.125% 1/20/37		10,960	12,440
8.25% 1/20/34		14,820	18,471
10% 1/1/21	BRL	6,250	2,010
Buenos Aires Province:
6.5% 2/15/23 (b)		3,590	3,598
9.95% 6/9/21 (b)		5,835	6,638
10.875% 1/26/21 (Reg. S)		15,621	17,886
Buoni del Tesoro Poliennali:
0.3% 10/15/18	EUR	39,550	42,428
0.65% 11/1/20	EUR	7,900	8,478
1.25% 12/1/26	EUR	29,000	28,588
1.35% 4/15/22	EUR	64,350	69,582
2.7% 3/1/47 (b)	EUR	7,400	7,067
4.5% 3/1/24	EUR	17,675	22,292
Canadian Government:
1.5% 6/1/26	CAD	79,350	59,005
3.5% 12/1/45	CAD	15,200	14,167
Central Bank of Nigeria warrants 11/15/20 (l)(m)		6,250	495
City of Buenos Aires 8.95% 2/19/21 (b)		4,060	4,527
Colombian Republic:
4.375% 3/21/23	COP	16,192,000	5,132
7.375% 9/18/37		2,275	2,903
10.375% 1/28/33		4,505	6,735
Congo Republic 4% 6/30/29 (e)		1,514	1,099
Costa Rican Republic:
4.25% 1/26/23 (b)		850	821
5.625% 4/30/43 (b)		640	560
7% 4/4/44 (b)		3,085	3,108
Croatia Republic:
5.5% 4/4/23 (b)		1,350	1,454
6% 1/26/24 (b)		1,100	1,218
6.375% 3/24/21 (b)		1,120	1,240
6.625% 7/14/20 (b)		1,655	1,816
Danish Kingdom 1.75% 11/15/25	DKK	64,500	10,380
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		1,680	1,768
6.25% 7/27/21 (b)		1,190	1,252
Dominican Republic:
2.125% 8/30/24 (c)		12,693	13,232
5.95% 1/25/27 (b)		3,250	3,319
6.85% 1/27/45 (b)		1,755	1,812
6.875% 1/29/26 (b)		2,315	2,535
7.45% 4/30/44 (b)		3,390	3,729
7.5% 5/6/21 (b)		3,540	3,912
Ecuador Republic 9.65% 12/13/26 (b)		1,250	1,294
El Salvador Republic:
7.625% 2/1/41 (b)		370	341
8.625% 2/28/29 (b)		1,460	1,507
French Government:
OAT:
1.75% 5/25/23	EUR	19,650	22,797
3.25% 5/25/45	EUR	18,725	25,447
0.5% 5/25/26	EUR	21,550	22,210
German Federal Republic:
0% 10/8/21	EUR	35,900	39,129
0.25% 2/15/27	EUR	52,500	55,601
2.5% 8/15/46	EUR	5,000	7,183
Hong Kong Government SAR 1.32% 12/23/19	HKD	21,000	2,722
Indonesian Republic:
4.75% 1/8/26 (b)		1,920	2,044
6.625% 2/17/37 (b)		1,370	1,685
7.75% 1/17/38 (b)		5,450	7,540
8.375% 3/15/24	IDR	124,734,000	9,959
8.5% 10/12/35 (Reg. S)		5,370	7,752
Irish Republic:
1% 5/15/26(Reg. S)	EUR	10,700	11,420
2% 2/18/45 (Reg.S)	EUR	6,329	6,641
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		5,745	6,087
8.25% 4/15/24 (b)		1,150	1,271
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,730	34,009
5.5% 12/4/23		12,385	14,715
Ivory Coast 5.75% 12/31/32		1,220	1,132
Japan Government:
0.1% 12/20/20	JPY	5,760,550	52,235
0.1% 6/20/26	JPY	5,250,000	47,410
0.4% 3/20/56	JPY	1,875,000	13,798
0.9% 6/20/22	JPY	4,982,800	47,121
1.9% 9/20/30	JPY	4,785,000	52,309
Jordanian Kingdom:
2.503% 10/30/20		25,601	26,220
3% 6/30/25		8,712	8,940
5.75% 1/31/27 (b)		1,245	1,220
Kingdom of Norway 3.75% 5/25/21	NOK	36,000	4,670
Lebanese Republic:
4% 12/31/17		6,380	6,348
5% 10/12/17		4,420	4,448
5.15% 6/12/18		3,750	3,798
5.45% 11/28/19		1,330	1,357
6% 5/20/19		3,155	3,220
Mongolian People's Republic 8.75% 3/9/24 (b)		480	523
New Zealand Government 6% 5/15/21	NZD	8,000	6,372
Panamanian Republic 9.375% 4/1/29		825	1,209
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		1,910	1,979
Peruvian Republic:
4% 3/7/27 (e)		5,671	5,671
6.35% 8/12/28 (b)	PEN	13,580	4,249
8.2% 8/12/26 (Reg. S)	PEN	23,540	8,542
Province of Santa Fe 7% 3/23/23 (b)		4,480	4,511
Provincia de Cordoba:
7.125% 6/10/21 (b)		7,915	8,203
7.45% 9/1/24 (b)		2,795	2,831
12.375% 8/17/17 (b)		3,120	3,204
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		4,651	4,791
Republic of Armenia:
6% 9/30/20 (b)		4,746	4,976
7.15% 3/26/25 (b)		3,330	3,565
Republic of Iraq 5.8% 1/15/28 (Reg. S)		10,645	9,386
Republic of Kenya 6.875% 6/24/24 (b)		1,750	1,741
Republic of Nigeria 6.75% 1/28/21 (b)		590	616
Republic of Rwanda 6.625% 5/2/23 (b)		2,190	2,207
Republic of Serbia:
4.875% 2/25/20 (b)		725	751
6.75% 11/1/24 (b)		4,213	4,249
7.25% 9/28/21 (b)		2,200	2,508
Republic of Singapore 3.25% 9/1/20	SGD	30,000	22,690
Russian Federation:
5.625% 4/4/42 (b)		2,600	2,857
5.875% 9/16/43 (b)		3,000	3,412
7.5% 3/15/18	RUB	147,605	2,593
12.75% 6/24/28 (Reg. S)		12,660	22,297
Spanish Kingdom:
0.4% 4/30/22	EUR	4,600	4,886
2.75% 10/31/24 (Reg. S)	EUR	21,025	24,967
2.9% 10/31/46(Reg. S) (b)	EUR	15,475	16,484
Sultanate of Oman 6.5% 3/8/47 (b)		1,740	1,836
Sweden Kingdom 3.5% 6/1/22	SEK	145,350	19,193
Switzerland Confederation 4.25% 6/5/17	CHF	26,000	26,175
Turkish Republic:
5.125% 3/25/22		3,495	3,556
5.625% 3/30/21		3,665	3,827
6% 3/25/27		2,225	2,311
6.25% 9/26/22		7,180	7,667
6.75% 5/30/40		1,220	1,304
6.875% 3/17/36		3,090	3,348
7% 6/5/20		3,420	3,732
7.25% 3/5/38		2,455	2,770
7.375% 2/5/25		3,805	4,314
7.5% 11/7/19		2,190	2,398
8% 2/14/34		1,925	2,310
9.4% 7/8/20	TRY	23,805	6,265
11.875% 1/15/30		3,445	5,339
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		2,155	2,167
Ukraine Government:
0% 5/31/40 (b)(c)		2,059	761
1.471% 9/29/21		3,400	3,319
7.75% 9/1/21 (b)		1,264	1,245
7.75% 9/1/22 (b)		5,649	5,424
7.75% 9/1/23 (b)		989	935
7.75% 9/1/24 (b)		989	925
7.75% 9/1/25 (b)		989	915
United Kingdom, Great Britain and Northern Ireland:
1.5% 7/22/26(Reg. S)	GBP	33,200	43,215
1.75% 7/22/19 (Reg.S)	GBP	5,450	7,085
4% 3/7/22	GBP	29,950	44,129
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	16,300	26,840
United Mexican States 6.5% 6/10/21	MXN	145,050	7,650
United Republic of Tanzania 7.421% 3/9/20 (c)		417	440
Uruguay Republic 7.875% 1/15/33 pay-in-kind		2,360	3,090
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		97,601	512
9.25% 9/15/27		9,555	4,429
11.95% 8/5/31 (Reg. S)		4,715	2,546
12.75% 8/23/22		2,600	1,502
Vietnamese Socialist Republic:
2.25% 3/13/28 (c)		530	463
4% 3/12/28 (e)		13,528	13,448
4.8% 11/19/24 (b)		590	601
6.75% 1/29/20 (b)		1,770	1,935
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,558,854)			1,574,333
		Shares	Value (000s)

Common Stocks - 5.1%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.4%
Adient PLC		71,100	5,167
Chassix Holdings, Inc. (m)		302,830	9,551
Chassix Holdings, Inc. warrants 7/29/20 (m)		16,209	119
Delphi Automotive PLC		58,300	4,693
Exide Technologies (m)		3,795	0
Exide Technologies (m)		12,652	0
Lear Corp.		69,100	9,783
Tenneco, Inc.		117,300	7,322
			36,635
Automobiles - 0.0%
General Motors Co.		4,305	152
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (m)(n)		32,078	34
Hotels, Restaurants & Leisure - 0.5%
Extended Stay America, Inc. unit		664,300	10,589
International Game Technology PLC		169,500	4,017
Melco Crown Entertainment Ltd. sponsored ADR		205,200	3,804
Red Rock Resorts, Inc. (b)		1,161,144	25,754
			44,164
Household Durables - 0.2%
CalAtlantic Group, Inc.		155,500	5,823
Newell Brands, Inc.		74,045	3,493
Taylor Morrison Home Corp. (m)		296,100	6,313
			15,629
Internet & Direct Marketing Retail - 0.1%
Expedia, Inc.		34,900	4,403
Media - 0.4%
Cinemark Holdings, Inc.		156,300	6,930
DISH Network Corp. Class A (m)		116,900	7,422
Naspers Ltd. Class N		73,600	12,682
Sinclair Broadcast Group, Inc. Class A		253,300	10,259
			37,293

TOTAL CONSUMER DISCRETIONARY			138,310

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ovation Acquisition I LLC (m)(n)		1,446,490	0
Food Products - 0.0%
Reddy Ice Holdings, Inc. (m)		142,776	13

TOTAL CONSUMER STAPLES			13

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (Escrow)		630,304	630
Hornbeck Offshore Services, Inc. (m)(o)		108,700	482
			1,112
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc.:
Class A (m)		44,026	525
Class B (m)		10,647	127
Crestwood Equity Partners LP		60,500	1,588
Goodrich Petroleum Corp.		48,395	661
Pacific Exploration and Production Corp.		87,710	5,386
			8,287

TOTAL ENERGY			9,399

FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (m)		3,883,237	0
Consumer Finance - 0.1%
OneMain Holdings, Inc. (m)		206,600	5,134

TOTAL FINANCIALS			5,134

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.2%
Envision Healthcare Corp. (m)		108,700	6,665
HCA Holdings, Inc. (m)		125,600	11,177
Rotech Healthcare, Inc. (m)		68,276	770
			18,612
Pharmaceuticals - 0.2%
Allergan PLC		58,800	14,048

TOTAL HEALTH CARE			32,660

INDUSTRIALS - 0.6%
Airlines - 0.1%
Air Canada (m)		806,200	8,366
Delta Air Lines, Inc.		78,000	3,585
			11,951
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (m)(n)		9,383,257	563
Construction & Engineering - 0.1%
AECOM (m)		133,900	4,766
Marine - 0.0%
U.S. Shipping Partners Corp. (m)		12,063	0
U.S. Shipping Partners Corp. warrants 12/31/29 (m)		112,939	0
			0
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A		123,200	4,774
HD Supply Holdings, Inc. (m)		281,900	11,593
Penhall Acquisition Co.:
Class A (m)		6,088	495
Class B (m)		2,029	165
United Rentals, Inc. (m)		118,342	14,799
			31,826
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (n)		213,632	1,470

TOTAL INDUSTRIALS			50,576

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (m)		115,000	4,797
Electronic Equipment & Components - 0.1%
CDW Corp.		177,126	10,222
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (m)		140,000	15,096
Alphabet, Inc. Class A (m)		19,300	16,363
Facebook, Inc. Class A (m)		125,400	17,813
			49,272
IT Services - 0.3%
First Data Corp. Class A (m)		359,700	5,575
Global Payments, Inc.		61,200	4,938
MasterCard, Inc. Class A		64,900	7,299
PayPal Holdings, Inc. (m)		140,000	6,023
			23,835
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Ltd.		58,100	12,722
Cypress Semiconductor Corp.		5,171	71
MagnaChip Semiconductor Corp. (m)		49,030	468
Microsemi Corp. (m)		157,800	8,131
NXP Semiconductors NV (m)		116,104	12,017
ON Semiconductor Corp. (m)		290,900	4,506
Qorvo, Inc. (m)		201,427	13,810
Skyworks Solutions, Inc.		141,800	13,894
			65,619
Software - 0.1%
Adobe Systems, Inc. (m)		49,200	6,402
Electronic Arts, Inc. (m)		69,700	6,240
			12,642

TOTAL INFORMATION TECHNOLOGY			166,387

MATERIALS - 0.1%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		41,300	3,766
Metals & Mining - 0.1%
Aleris Corp. (m)(n)		38,307	260
Freeport-McMoRan, Inc. (m)		348,000	4,649
Mirabela Nickel Ltd. (m)		2,473,165	0
			4,909

TOTAL MATERIALS			8,675

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (m)		272,900	17,627
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		7,275	323
TOTAL COMMON STOCKS
(Cost $380,866)			429,104

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (m)		57,438	461
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		8,700	7,368

TOTAL CONVERTIBLE PREFERRED STOCKS			7,829

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (n)		94,947,700	949
TOTAL PREFERRED STOCKS
(Cost $12,495)			8,778
		Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 0.9%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19		3,767	3,767
Diversified Consumer Services - 0.1%
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (c)		4,822	4,846
Hotels, Restaurants & Leisure - 0.1%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		11,864	11,924
Media - 0.0%
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	27	10

TOTAL CONSUMER DISCRETIONARY			20,547

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		8,403	5,679
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		3,117	3,117
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (c)		3,755	4,143
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5534% 8/23/21 (c)		5,265	5,601
Peabody Energy Corp. Tranche B, term loan 0% 9/24/20 (f)		10,345	10,518
			23,379

TOTAL ENERGY			29,058

FINANCIALS - 0.1%
Capital Markets - 0.0%
Cypress Intermediate Holdings, Inc. Tranche 2LN, term loan 3/30/25 (p)		1,210	1,222
Consumer Finance - 0.1%
Sears Roebuck Acceptance Corp. Tranche B, term loan 8.5% 7/20/20 (c)		3,242	3,270

TOTAL FINANCIALS			4,492

INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Optiv Security, Inc. Tranche 2LN, term loan 8.25% 2/1/25 (c)		120	122
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Kronos, Inc. term loan 9.284% 11/1/24 (c)		7,095	7,312
Landesk Group, Inc. term loan:
5.25% 1/20/24 (c)		1,075	1,080
10% 1/20/25 (c)		2,460	2,434
			10,826
MATERIALS - 0.1%
Containers & Packaging - 0.0%
Caraustar Industries, Inc. Tranche B, term loan 6.5% 3/14/22 (c)		545	549
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (f)		2,104	834
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (c)		8,077	7,827
			8,661

TOTAL MATERIALS			9,210

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche D 2LN, term loan 4.4982% 3/31/19 (c)		3,385	3,338
TOTAL BANK LOAN OBLIGATIONS
(Cost $74,094)			77,593

Sovereign Loan Participations - 0.1%
Indonesian Republic loan participation:
Citibank 2.125% 12/14/19 (c)		2,326	2,280
Goldman Sachs 2.125% 12/14/19 (c)		2,132	2,089
Mizuho 2.125% 12/14/19 (c)		1,523	1,493
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $5,679)			5,862
		Shares	Value (000s)

Fixed-Income Funds - 7.0%
Fidelity Floating Rate Central Fund (q)
(Cost $581,615)		5,665,796	586,870
		Principal Amount (000s)	Value (000s)

Preferred Securities - 3.4%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (g)		8,065	8,188
FINANCIALS - 3.1%
Banks - 2.7%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(g)		4,225	4,546
Banco Do Brasil SA 9% (b)(c)(g)		2,555	2,710
Bank of America Corp.:
5.125% (c)(g)		10,690	10,888
5.2% (c)(g)		23,520	23,868
6.25% (c)(g)		7,170	7,579
Barclays Bank PLC 7.625% 11/21/22		8,780	9,845
BBVA Bancomer SA (Cayman Islands) 6.008% 5/17/22 (b)(c)		1,350	1,377
Citigroup, Inc.:
5.8% (c)(g)		8,960	9,425
5.9% (c)(g)		13,975	14,689
5.95% (c)(g)		25,260	26,618
6.25% (c)(g)		6,405	6,959
6.3% (c)(g)		2,145	2,287
JPMorgan Chase & Co.:
5% (c)(g)		12,930	13,236
5.3% (c)(g)		6,510	6,890
6% (c)(g)		23,845	25,099
6.125% (c)(g)		5,990	6,504
6.75% (c)(g)		3,295	3,669
Royal Bank of Scotland Group PLC 8.625% (c)(g)		4,955	5,168
Wells Fargo & Co.:
5.875% (c)(g)		19,480	21,335
5.9% (c)(g)		24,365	25,862
			228,554
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
5.375% (c)(g)		11,780	12,293
5.7% (c)(g)		13,704	14,475
			26,768
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(g)		3,075	3,114
8.625% (Reg. S) (g)		380	385
			3,499
Insurance - 0.1%
Society of Lloyd's 7.421% (c)(g)	GBP	2,906	3,882

TOTAL FINANCIALS			262,703

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(g)		18,405	6,854
7.5% (Reg. S) (g)		250	93
			6,947
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)		5,850	4,017
TOTAL PREFERRED SECURITIES
(Cost $279,839)			281,855
		Shares	Value (000s)

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.84% (r)		169,217,275	169,251
Fidelity Securities Lending Cash Central Fund 0.84% (r)(s)		242,542	243
TOTAL MONEY MARKET FUNDS
(Cost $169,471)			169,494
		Maturity Amount (000s)	Value (000s)

Cash Equivalents - 0.3%
Investments in repurchase agreements in a joint trading account at 0.8%, dated 3/31/17 due 4/3/17 (Collateralized by U.S. Government Obligations) # (t)
(Cost $26,634)		26,636	26,634
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $8,166,143)			8,355,223
NET OTHER ASSETS (LIABILITIES) - 0.5%			44,841
NET ASSETS - 100%			$8,400,064

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
173 CBOT 10-Year U.S. Treasury Note Contracts (United States)	June 2017	21,549	$5
299 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2017	64,719	104
203 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2017	32,607	307
TOTAL FUTURES CONTRACTS			$416

The face value of futures purchased as a percentage of Net Assets is 1.5%

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

COP – Colombian peso

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,995,120,000 or 23.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Non-income producing - Security is in default.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,309,000.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Quantity represents share amount.

 (m) Non-income producing

 (n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,276,000 or 0.0% of net assets.

 (o) Security or a portion of the security is on loan at period end.

 (p) The coupon rate will be determined upon settlement of the loan after period end.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (s) Investment made with cash collateral received from securities on loan.

 (t) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Aleris Corp.	6/1/10	$1,341
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$62
Ovation Acquisition I LLC	12/23/15	$14
Tricer Holdco SCA	12/19/16	$5,239
Tricer Holdco SCA	12/19/16	$3,385
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,887

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$293
Fidelity Floating Rate Central Fund	7,206
Fidelity Securities Lending Cash Central Fund	0
Total	$7,499

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$590,803	$--	$4,400	$586,870	34.7%
Total	$590,803	$--	$4,400	$586,870

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$138,310	$115,924	$12,716	$9,670
Consumer Staples	474	--	--	474
Energy	9,399	8,117	--	1,282
Financials	5,134	5,134	--	--
Health Care	40,028	31,890	7,368	770
Industrials	51,525	47,883	--	3,642
Information Technology	166,387	166,387	--	--
Materials	8,675	8,415	--	260
Telecommunication Services	17,627	17,627	--	--
Utilities	323	323	--	--
Corporate Bonds	3,423,821	--	3,418,042	5,779
U.S. Government and Government Agency Obligations	1,279,945	--	1,279,945	--
U.S. Government Agency - Mortgage Securities	97,398	--	97,398	--
Asset-Backed Securities	13,912	--	13,912	--
Collateralized Mortgage Obligations	308,175	--	308,175	--
Commercial Mortgage Securities	71,449	--	71,449	--
Foreign Government and Government Agency Obligations	1,574,333	--	1,554,239	20,094
Bank Loan Obligations	77,593	--	70,478	7,115
Sovereign Loan Participations	5,862	--	--	5,862
Fixed-Income Funds	586,870	586,870	--	--
Preferred Securities	281,855	--	281,855	--
Money Market Funds	169,494	169,494	--	--
Cash Equivalents	26,634	--	26,634	--
Total Investments in Securities:	$8,355,223	$1,158,064	$7,142,211	$54,948
Derivative Instruments:
Assets
Futures Contracts	$416	$416	$--	$--
Total Assets	$416	$416	$--	$--
Total Derivative Instruments:	$416	$416	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$26,634,000 due 4/03/17 at 0.80%
J.P. Morgan Securities, Inc.	$26,634
$26,634

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $8,144,748,000. Net unrealized appreciation aggregated $210,475,000, of which $440,003,000 related to appreciated investment securities and $229,528,000 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2017